(Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock/unit option activity
The following table presents the Company’s stock option activity under the 2012 Plan for the three months ended March 31, 2014.

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	712,955	$17.96
Granted	—	$—
Exercised	(114,050)	$18.22
Expired/Forfeited	—	$—
Outstanding at March 31, 2014	598,905	$17.91	2.41	$29,585

Vested and Expected to vest at March 31, 2014	598,905	$17.91	2.41	$29,585
Exercisable at March 31, 2014	151,655	$17.50	1.69	$7,554

The following table presents the Company’s stock option activity under the 2012 Plan for the six months ended June 30, 2014.

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	712,955	$17.96
Granted	—	$—
Exercised	(205,750)	$17.90
Expired/Forfeited	—	$—
Outstanding at June 30, 2014	507,205	$17.99	2.23	$28,076

Vested and Expected to vest at June 30, 2014	507,205	$17.99	2.23	$28,076
Exercisable at June 30, 2014	134,955	$17.50	1.62	$7,536

Summarized below are the grant dates with the total exercise prices and total fair values of the underlying options:

Grants Made During the Months Ended	Membership Interest Granted	Exercise Price	Fair Value at Date of Grant
April 2011	1.00%	$3,600	$1,453
August 2011	1.20%	6,000	1,384
September 2011	1.25%	5,900	1,533
November 2011	0.25%	1,250	288
	3.70%	$16,750	$4,658
The following table presents the Company’s stock option activity under the 2012 Plan for the year ended December 31, 2013:

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(In years)
Outstanding at December 31, 2012	850	$17.50
Granted	63	$22.72
Exercised	(200)	$17.50
Expired/Forfeited	—	$—
Outstanding at December 31, 2013	713	$17.96	2.69	$24,895

Vested and Expected to vest at December 31, 2013	713	$17.96	2.69	$24,895
Exercisable at December 31, 2013	250	$17.50	2.11	$8,843

Summary of restricted stock awards and units
The following table presents the Company’s restricted stock units activity under the 2012 Plan during the three months ended March 31, 2014.

		Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	132,499	$19.20
Granted	99,150	$61.59
Vested	(31,643)	$61.44
Forfeited	—	$—
Unvested at March 31, 2014	200,006	$33.56

The following table presents the Company’s restricted stock units activity under the 2012 Plan during the six months ended June 30, 2014.

		Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	132,499	$19.20
Granted	106,550	$62.03
Vested	(45,669)	$47.69
Forfeited	(900)	$41.66
Unvested at June 30, 2014	192,480	$36.04

The following table presents the Company’s restricted stock awards and units activity under the 2012 Plan for the year ended December 31, 2013:

		Weighted Average
	Restricted Stock	Grant-Date
	Awards & Units	Fair Value
Unvested at December 31, 2012	206	$17.50
Granted	11	$41.66
Vested	(81)	$18.03
Forfeited	(4)	$17.50
Unvested at December 31, 2013	132	$19.20

Summary of grant-date fair values of performance restricted stock units granted and related assumptions
The following table presents a summary of the grant-date fair values of performance restricted stock units granted and the related assumptions.

2014
Grant-date fair value	$125.63
Risk-free rate	0.30%
Company volatility	39.60%

The following table presents a summary of the grant-date fair values of performance restricted stock units granted and the related assumptions.

2014
Grant-date fair value	$125.63
Risk-free rate	0.30%
Company volatility	39.60%

Schedule of performance restricted stock units activity
The following table presents the Company’s performance restricted stock units activity under the 2012 Plan for the three months ended March 31, 2014.

	Performance	Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	—	$—
Granted	79,150	$125.63
Vested	—	$—
Forfeited	—	$—
Unvested at March 31, 2014 (1)	79,150	$125.63

(1)		A maximum of 158,300 units could be awarded based upon the Company’s final TSR ranking.

The following table presents the Company’s performance restricted stock units activity under the 2012 Plan for the six months ended June 30, 2014.

	Performance	Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	—	$—
Granted	79,150	$125.63
Vested	—	$—
Forfeited	—	$—
Unvested at June 30, 2014 (1)	79,150	$125.63

(1)		A maximum of 158,300 units could be awarded based upon the Company’s final TSR ranking.

Summary of grant-date fair value and related assumptions

	2013	2012
Grant-date fair value	$6.51	$4.41
Expected volatility	36.9%	40.0%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	3.8	3.8
Risk-free rate	0.57%	0.33%

A summary of the significant assumptions used to estimate the fair value of the options to acquire membership interests during the year ended December 31, 2011 was as follows:

Expected term	5 years
Risk-free interest rate	0.96%
Expected volatility	45.5%
Expected dividend yield	0.00%

The effects of the stock-based compensation plans and related costs
The following table presents the effects of the equity and stock based compensation plans and related costs:

	2013	2012	2011
General and administrative expenses	$2,983	$3,757	$438
Stock based compensation capitalized pursuant to full cost method of accounting for oil and natural gas properties	972	2,537	106
Related income tax benefit	704	930	—

Viper Energy Partners LP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock/unit option activity
The following table presents the unit option activity under the Viper LTIP for the six months ended June 30, 2014.

		Weighted Average
	Unit	Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	—	$—
Granted	2,500,000	$26.00
Outstanding at June 30, 2014	2,500,000	$26.00	2.97	$19,500

Vested and Expected to vest at June 30, 2014	2,500,000	$26.00	2.97	$19,500
Exercisable at June 30, 2014	—	$—	—	$—

Summary of grant-date fair value and related assumptions

2014
Grant-date fair value	$4.24
Expected volatility	36.0%
Expected dividend yield	5.9%
Expected term (in years)	3.0
Risk-free rate	0.99%